Shareholders' Equity (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders’ equity [Line Items]
Agreement, description	the Company entered into an agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program was in effect until the Company’s US$775 million Shelf Registration Statement, that expired in December 2022, was replaced with a new US$750 million the same month. During the first quarter of 2023, a US$100 million prospectus supplement was filed and the program was renewed. In the first quarter of 2023, the Company entered into a new agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$100 million in value of common shares of the Company. This program can be in effect until the Company’s US$750 million Shelf Registration Statement expires in 2025. In 2023, the Company issued 2,516,839 shares, at an average selling price of $17.36 per share, for net proceeds of $42.8 million under the Company’s At-The-Market offering. As at December 31, 2023, US$67.6 million is available under the ATM. Subsequent to the quarter end, the Company issued 682,686 shares, at an average selling price of $16.50 per share, for net proceeds of $11.0 million under the Company’s At-The-Market offering. In 2022, the Company issued 998,629 shares, at an average selling price of $22.82 per share, for net proceeds of $22.3 million under the Company’s At-The-Market offering.
Shares issued (in Shares)	151,855	55,322
Price per share (in Dollars per share)		$ 22.24
Gross proceeds		$ 15.0
Share Premium	$ 5.5	$ 4.2
Weighted average share price exercise options (in Shares)	273,500
Price per share (in Dollars per share)	$ 15.46
Average rate per option (in Dollars per share)	$ 0.18
Outstanding share options (in Shares)	50,000
Exercise price per share (in Dollars per share)	$ 17.72
Restricted share units granted (in Shares)	277,500	232,266
Fair value grants	$ 4.6
Basic and diluted net loss	$ 29.3	$ 7.4
Equity financings [Member]
Shareholders’ equity [Line Items]
Shares issued (in Shares)	875,150	675,400
Price per share (in Dollars per share)	$ 22.34
Gross proceeds	$ 19.6
Share Premium	4.2
Exploration expenditures	$ 15.0
RSU [Member]
Shareholders’ equity [Line Items]
Restricted stock units, description	In December 2023, 379,300 RSUs were granted to the Board members, members of senior management, and to other employees of the Company.
Restricted share units granted (in Shares)		310,266	123,800
Fair value grants		$ 5.1	$ 2.6
Stock options and Restricted share units [Member]
Shareholders’ equity [Line Items]
Stock options term	5 years